UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Elm Ridge Management, LLC

Address: 3 West Main Street
         2nd Floor
         Irvington, NY 10533

13F File Number: 028-13787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

/s/ Jed Bowen                      Irvington, NY          February 14, 2011
-------------------------      ---------------------    ----------------------
      [Signature]                  [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           3

Form 13F Information Table Entry Total:      70

Form 13F Information Table Value Total:      $2,753,282
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number                   Name

(1)     028- 12044                     Elm Ridge Partners, LLC
(2)     028- 11797                     Elm Ridge Offshore Master Fund, Ltd.
(3)     028- 10075                     Elm Ridge Capital Management, LLC
--------------------------------------------------------------------------------


                                                    FORM 13F INFORMATION TABLE


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COLUMN 1                      COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                              TITLE
                                OF                      VALUE      SHS OR   SH/ PUT/    INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP       (x$1000)   PRN AMT  PRN CALL    DISCRETION   MGRS      SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                 COM            00817Y108   82,004   2,687,775  SH          Defined    1,2,3   2,687,775
ALCOA INC                     COM            013817101   72,176   4,689,800  SH          Defined    1,2,3   4,689,800
ALLIED WRLD ASSUR COM HLDG A  SHS            H01531104   22,712     382,100  SH          Defined    1,2,3     382,100
ALLSTATE CORP                 COM            020002101   38,199   1,198,200  SH          Defined    1,2,3   1,198,200
APARTMENT INVT & MGMT CO      CL A           03748R101   25,840   1,000,000      Call    Defined    1,2,3   1,000,000
APPLIED MATLS INC             COM            038222105   91,284   6,497,100  SH          Defined    1,2,3   6,497,100
ASSURED GUARANTY LTD          COM            G0585R106   79,801   4,508,550  SH          Defined    1,2,3   4,508,550
AXIS CAPITAL HOLDINGS         SHS            G0692U109   38,227   1,065,400  SH          Defined    1,2,3   1,065,400
BOSTON SCIENTIFIC CORP        COM            101137107   40,998   5,415,812  SH          Defined    1,2,3   5,415,812
BOSTON SCIENTIFIC CORP        COM            101137107   22,710   3,000,000      Call    Defined    1,2,3   3,000,000
BRUNSWICK CORP                COM            117043109   38,024   2,029,010  SH          Defined    1,2,3   2,029,010
CENVEO INC                    COM            15670S105   33,424   6,259,265  SH          Defined    1,2,3   6,259,265
CHIPOTLE MEXICAN GRILL INC    COM            169656105   74,431     350,000      Put     Defined    1,2,3     350,000
CISCO SYS INC                 COM            17275R102   36,493   1,803,900  SH          Defined    1,2,3   1,803,900
CLIFFS NATURAL RESOURCES INC  COM            18683K101   27,304     350,000      Put     Defined    1,2,3     350,000
DIGITAL RLTY TR INC           COM            253868103    7,731     150,000  SH          Defined    1,2,3     150,000
DIGITAL RLTY TR INC           COM            253868103    7,731     150,000      Put     Defined    1,2,3     150,000
DOMTAR CORP                   COM NEW        257559203   36,472     480,400  SH          Defined    1,2,3     480,400
DONALDSON INC                 COM            257651109    7,889     135,362  SH          Defined    1,2,3     135,362
DONALDSON INC                 COM            257651109   11,656     200,000      Put     Defined    1,2,3     200,000
DONNELLEY R R & SONS CO       COM            257867101  106,257   6,082,269  SH          Defined    1,2,3   6,082,269
FASTENAL CO                   COM            311900104    9,556     159,500  SH          Defined    1,2,3     159,500
FASTENAL CO                   COM            311900104   11,982     200,000      Put     Defined    1,2,3     200,000
FIDELITY NATIONAL FINANCIAL   CL A           31620R105   57,938   4,235,200  SH          Defined    1,2,3   4,235,200
FLEXTRONICS INTL LTD          ORD            Y2573F102   59,025   7,519,100  SH          Defined    1,2,3   7,519,100
GREEN MTN COFFEE ROASTERS IN  COM            393122106    6,572     200,000      Put     Defined    1,2,3     200,000
HOME DEPOT INC                COM            437076102   39,677   1,131,700  SH          Defined    1,2,3   1,131,700
INTL PAPER CO                 COM            460146103   47,308   1,736,700  SH          Defined    1,2,3   1,736,700
INTREPID POTASH INC           COM            46121Y102   37,290   1,000,000      Call    Defined    1,2,3   1,000,000
INTREPID POTASH INC           COM            46121Y102   22,374     600,000      Put     Defined    1,2,3     600,000
JONES GROUP INC               COM            48020T101   11,705     753,200  SH          Defined    1,2,3     753,200
JOY GLOBAL INC                COM            481165108   31,013     357,500  SH          Defined    1,2,3     357,500
KAPSTONE PAPER & PACKAGING C  COM            48562P103   35,425   2,315,361  SH          Defined    1,2,3   2,315,361
KIMBERLY CLARK CORP           COM            494368103   24,113     382,500  SH          Defined    1,2,3     382,500
LILLY ELI & CO                COM            532457108   64,736   1,847,500  SH          Defined    1,2,3   1,847,500
LIZ CLAIBORNE INC             COM            539320101   26,671   3,724,976  SH          Defined    1,2,3   3,724,976
LOCKHEED MARTIN CORP          COM            539830109  104,585   1,496,000  SH          Defined    1,2,3   1,496,000
LOCKHEED MARTIN CORP          COM            539830109   13,982     200,000      Put     Defined    1,2,3     200,000
MACERICH CO                   COM            554382101    9,474     200,000      Put     Defined    1,2,3     200,000
MACYS INC                     COM            55616P104   23,038     910,600  SH          Defined    1,2,3     910,600
MARATHON OIL CORP             COM            565849106   53,397   1,442,000  SH          Defined    1,2,3   1,442,000
MARRIOTT INTL INC NEW         CL A           571903202   31,155     750,000      Put     Defined    1,2,3     750,000
MASCO CORP                    COM            574599106   52,236   4,126,070  SH          Defined    1,2,3   4,126,070
MBIA INC                      COM            55262C100   70,142   5,850,035  SH          Defined    1,2,3   5,850,035
MERCK & CO INC NEW            COM            58933Y105   46,849   1,299,906  SH          Defined    1,2,3   1,299,906
NABORS INDUSTRIES LTD         COM            G6359F103   52,039   2,218,200  SH          Defined    1,2,3   2,218,200
NORTHROP GRUMMAN CORP         COM            666807102   55,355     854,502  SH          Defined    1,2,3     854,502
NRG ENERGY INC                COM NEW        629377508   47,766   2,444,500  SH          Defined    1,2,3   2,444,500
PANERA BREAD CO               CL A           69840W108   55,666     550,000      Put     Defined    1,2,3     550,000
PFIZER INC                    COM            717081103   67,177   3,836,500  SH          Defined    1,2,3   3,836,500
PRECISION DRILLING CORP       COM 2010       74022D308   18,193   1,877,489  SH          Defined    1,2,3   1,877,489
QUAD / GRAPHICS INC           COM CL A       747301109   22,430     543,614  SH          Defined    1,2,3     543,614
REGIONS FINANCIAL CORP NEW    COM            7591EP100   75,446  10,778,015  SH          Defined    1,2,3  10,778,015
SANMINA SCI CORP              COM NEW        800907206   70,400   6,132,366  SH          Defined    1,2,3   6,132,366
SANMINA SCI CORP              COM NEW        800907206    5,740     500,000      Call    Defined    1,2,3     500,000
SANOFI AVENTIS                SPONSORED ADR  80105N105   35,578   1,103,866  SH          Defined    1,2,3   1,103,866
SMURFIT-STONE CONTAINER CORP  COM            83272A104   31,959   1,248,400  SH          Defined    1,2,3   1,248,400
STARWOOD HOTELS&RESORTS WRLD  COM            85590A401    9,117     150,000      Put     Defined    1,2,3     150,000
SUPERVALU INC                 COM            868536103   52,228   5,423,451  SH          Defined    1,2,3   5,423,451
SUPERVALU INC                 COM            868536103   14,445   1,500,000      Call    Defined    1,2,3   1,500,000
TEMPLE INLAND INC             COM            879868107   55,252   2,601,319  SH          Defined    1,2,3   2,601,319
TRANSATLANTIC HLDGS INC       COM            893521104   57,079   1,105,746  SH          Defined    1,2,3   1,105,746
UNITED CMNTY BKS BLAIRSVLE G  CAP STK        90984P105   15,123   7,755,631  SH          Defined    1,2,3   7,755,631
UNITED STATES STL CORP NEW    COM            912909108   11,684     200,000      Put     Defined    1,2,3     200,000
VALERO ENERGY CORP NEW        COM            91913Y100   48,564   2,100,500  SH          Defined    1,2,3   2,100,500
VIACOM INC NEW                CL B           92553P201   13,325     336,400  SH          Defined    1,2,3     336,400
WAL MART STORES INC           COM            931142103   37,670     698,500  SH          Defined    1,2,3     698,500
WALTER ENERGY INC             COM            93317Q105    6,392      50,000      Put     Defined    1,2,3      50,000
WELLS FARGO & CO NEW          COM            949746101   73,514   2,372,200  SH          Defined    1,2,3   2,372,200
YUM BRANDS INC                COM            988498101   29,534     602,121  SH          Defined    1,2,3     602,121
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